Transactions with Related Parties, Due from Related Parties (Details) - USD ($) $ in Thousands	Mar. 09, 2026	Jun. 30, 2026	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Due from related parties		$ 978	$ 386
Certain Employees of Service Providers [Member]
Transactions with Related Parties [Abstract]
Shares granted (in shares)	114,000
Related Party [Member]
Transactions with Related Parties [Abstract]
Due from related parties		978	386
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Due from related parties		$ 978	$ 386